Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee typically approves annual grants of long-term incentives at its first regularly scheduled meeting of each year, when the Committee determines all elements of the NEOs’ compensation for the year. Board and committee meetings are generally scheduled at least a year in advance. The company has not granted any stock options since 2020; accordingly, we do not have any formal policy that would require the Compensation Committee or the Board to grant (or to avoid granting) stock options at specified times. In any case, we do not schedule the grant of long-term incentive awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	long-term incentive awards
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false